Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016
First Trust Energy AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Energy AlphaDEX® Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant® Energy Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following December 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "StrataQuant® Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Group, Inc. or its affiliates ("NYSE" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE, the equity indices in the StrataQuant® Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE to objectively identify and select stocks from the Russell 1000® Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

The Russell 1000® Index consists of approximately 1,000 of the largest stocks within the Russell 3000® Index. The Russell 3000® Index is constructed to represent approximately 98% of the U.S. market.

Security selection for the Index will be conducted in the following manner:

1.The selection universe for the Index begins with all stocks in the Russell 1000® Index.

2.The stocks in the selection universe are ranked on both growth and value factors. Each stock is classified as either a value stock, a growth stock or a combination of growth and value, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." A stock classified as a combination of growth and value will receive the better of the two scores.

3.The selection universe is then divided into respective sectors as defined by the Index Provider. The component stocks contained in the energy sector are ranked according to their selection score from step 2. The bottom 25% in such sector is eliminated.

4.The top 75% of securities in the energy sector comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was April 11, 2007. As of October 31, 2016, the Index was composed of 52 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of October 31, 2016, the market capitalization range of securities in the Index was $1 billion to $345.5 billion.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

ENERGY COMPANIES RISK. The Fund invests in the securities of energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on NYSE Arca which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

With respect to the Russell 1000® Energy Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000® Integrated Oils Index and the Russell 1000® Other Energy Index into one index, the Russell 1000® Energy Index. Consequently, performance data is not available for the Russell 1000® Energy Index for the "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector schedule or alternatively, using solely RGS.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	First Trust Energy AlphaDEX® Fund Calendar Year Total Returns as of 12/31 (1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1)The Fund's year-to-date total return based on net asset value for the period 12/31/15 to 9/30/16 was 12.16%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart above:

Best Quarter		Worst Quarter
29.92%	June 30, 2008	-38.75%	December 31, 2008

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
First Trust Energy AlphaDEX Fund | First Trust Energy AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Fees Previously Waived or Expenses Reimbursed by First Trust	rr_Component1OtherExpensesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 63
3 Years	rr_ExpenseExampleNoRedemptionYear03	253
5 Years	rr_ExpenseExampleNoRedemptionYear05	458
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
2008	rr_AnnualReturn2008	(50.78%)
2009	rr_AnnualReturn2009	47.52%
2010	rr_AnnualReturn2010	27.77%
2011	rr_AnnualReturn2011	(8.16%)
2012	rr_AnnualReturn2012	3.67%
2013	rr_AnnualReturn2013	28.66%
2014	rr_AnnualReturn2014	(16.01%)
2015	rr_AnnualReturn2015	(32.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.75%)
1 Year	rr_AverageAnnualReturnYear01	(32.38%)
5 Years	rr_AverageAnnualReturnYear05	(7.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Energy AlphaDEX Fund | After tax on distributions | First Trust Energy AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(32.94%)
5 Years	rr_AverageAnnualReturnYear05	(7.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.65%)
First Trust Energy AlphaDEX Fund | After tax on distributions and sale of fund shares | First Trust Energy AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.26%)
5 Years	rr_AverageAnnualReturnYear05	(5.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.52%)
First Trust Energy AlphaDEX Fund | StrataQuant® Energy Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(32.32%)
5 Years	rr_AverageAnnualReturnYear05	(6.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.73%)
First Trust Energy AlphaDEX Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
First Trust Energy AlphaDEX Fund | S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.12%)
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
First Trust Energy AlphaDEX Fund | Russell 1000® Energy Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.29%)
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before December 31, 2017.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70%% of its average daily net assets per year (the "Expense Cap") at least through November 30, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after November 30, 2017 upon 60 days' written notice.